CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Current assets:
Cash and cash equivalents	$ 8,526	$ 3,125
Restricted cash	27	25
Short-term deposits	3,009	1,016
Prepaid expenses and other current assets	320	185
Total current assets	11,882	4,351
Non-current assets
Intangible assets, net	6,949	7,405
Goodwill	186	186
Operating lease right of use asset	50	26
Property and equipment, net	23	30
Total long-term assets	7,208	7,647
Total assets	19,090	11,998
Current liabilities:
Trade payables	182	213
Employees and related liabilities	235	339
Operating lease liability	50	21
Accrued expenses and other	1,877	1,868
Total current liabilities	2,344	2,441
Non-current liabilities:
Provision for uncertain tax positions	271	267
Total non-current liabilities	271	267
Total liabilities	2,615	2,708
Shareholders’ equity:
Ordinary shares, No par value; Authorized: 12,000,000 and 2,000,000 shares as of June 30, 2026, and December 31, 2025, respectively Issued and outstanding: 3,041,830 and 830,613 shares as of June 30, 2026, and December 31, 2025, respectively.
Additional paid-in capital	79,959	69,832
Accumulated deficit	(64,086)	(61,289)
Total equity attributable to shareholders of the Company	15,873	8,543
Non-controlling interests	602	747
Total equity	16,475	9,290
Total liabilities and equity	$ 19,090	$ 11,998